Debt Instruments (Schedule of future obligations under debt instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Future obligations under debt instruments
2015	$ 53
2016	53
2017	23
Total minimum lease payments	129
Less: interest	(11)
Present value minimum lease payments	118
Less: current portion	(41)	(1,639)
Long-term portion of capital lease obligation	77	867
Capital Lease [Member]
Future obligations under debt instruments
2015	5
2016	5
2017	4
Total minimum lease payments	14
Less: interest	(1)
Present value minimum lease payments	13
Less: current portion
Long-term portion of capital lease obligation	13
Leasehold Improvement Note [Member]
Future obligations under debt instruments
2015	48
2016	48
2017	19
Total minimum lease payments	115
Less: interest	(10)
Present value minimum lease payments	105
Less: current portion	(41)
Long-term portion of capital lease obligation	$ 64